Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of operations - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations	$ (181,964)	$ (208,668)	$ (352,308)
Change in fair value of warrant liabilities
Financing costs
Change in fair value of derivative warrant liabilities
Financing cost – derivative warrant liabilities
Interest earned on investments held in Trust Account	91,049	91,049	191,130
Total other (expense) income	91,049	91,049	$ 191,130
Net loss	$ (90,915)	$ (117,619)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	34,085,526	34,085,526	34,312,500
Basic and Diluted net loss pershare (in Dollars per share)		$ 0	$ 0.01
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000	8,625,000	8,280,711
Basic and Diluted net loss pershare (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.04)
Restatement Adjustment [[Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations
Change in fair value of warrant liabilities		(1,585,500)
Financing costs		(688,530)
Change in fair value of derivative warrant liabilities	(1,585,500)		(8,613,000)
Financing cost – derivative warrant liabilities	(688,530)		(688,530)
Interest earned on investments held in Trust Account
Total other (expense) income	(2,274,030)	(2,274,030)	$ (9,301,530)
Net loss	$ (2,274,030)	$ (2,274,030)
Restatement Adjustment [[Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss pershare (in Dollars per share)
Restatement Adjustment [[Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss pershare (in Dollars per share)	$ (0.26)	$ (0.26)	$ (1.12)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations	$ (181,964)	$ (208,668)	$ (352,308)
Change in fair value of warrant liabilities		(1,585,500)
Financing costs		(688,530)
Change in fair value of derivative warrant liabilities	(1,585,500)		(8,613,000)
Financing cost – derivative warrant liabilities	(688,530)		(688,530)
Interest earned on investments held in Trust Account	91,049	91,049	191,130
Total other (expense) income	(2,182,981)	(2,182,981)	$ (9,110,400)
Net loss	$ (2,364,945)	$ (2,391,649)
As Restated [Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	34,085,526	34,085,526	34,312,500
Basic and Diluted net loss pershare (in Dollars per share)	$ 0	$ 0	$ 0.01
As Restated [Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000	8,625,000	8,280,711
Basic and Diluted net loss pershare (in Dollars per share)	$ (0.28)	$ (0.29)	$ (1.17)